Derivative Financial Instruments and Risk Management Policies - Ineffective Portion of Accounting Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	€ (650)	€ (803)
Changes in the fair value of hedges item for the hedged risk	(636)	(771)
Ineffective portion hedged registered in the income statement	(14)	(32)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	97	(1,257)
Changes in the fair value of hedges item for the hedged risk	98	(1,238)
Ineffective portion hedged registered in the income statement	(1)	(19)
Interest rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(39)	35
Changes in the fair value of hedges item for the hedged risk	(39)	35
Ineffective portion hedged registered in the income statement	0	0
Interest rate risk | Fair value hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	136	(1,292)
Changes in the fair value of hedges item for the hedged risk	137	(1,273)
Ineffective portion hedged registered in the income statement	(1)	(19)
Exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(702)	(8)
Changes in the fair value of hedges item for the hedged risk	(699)	(8)
Ineffective portion hedged registered in the income statement	(3)	0
Exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(409)	1,108
Changes in the fair value of hedges item for the hedged risk	(406)	1,108
Ineffective portion hedged registered in the income statement	(3)	0
Exchange rate risk | Net investment hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(293)	(1,116)
Changes in the fair value of hedges item for the hedged risk	(293)	(1,116)
Ineffective portion hedged registered in the income statement	0	0
Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(45)	462
Changes in the fair value of hedges item for the hedged risk	(35)	475
Ineffective portion hedged registered in the income statement	(10)	(13)
Interest rate and exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(45)	462
Changes in the fair value of hedges item for the hedged risk	(35)	475
Ineffective portion hedged registered in the income statement	€ (10)	€ (13)